FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS

18. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and significant assumptions are used to estimate the fair value of each class of financial instruments for which it is practicable to estimate a fair value:

(a) Cash and Cash Equivalents, Time Deposits, Trade Notes and Accounts Receivable, Short-term Borrowings, Trade Notes and Accounts Payable, Other Payables, and Accrued Expenses

The carrying amounts approximate fair value because of the short or no maturities of those instruments.

(b) Long-term Time Deposits

The fair value is estimated by discounting future cash flows using the current rates that Makita would be offered for deposits with similar terms and remaining maturities.

(c) Short-term Investments and Investments

The fair value of short-term investments and investments is estimated based on quoted market prices. For certain investments such as non-marketable securities, since there are no quoted market prices existing, a reasonable estimation of a fair value could not be made without incurring excessive cost, and such securities have been excluded from fair value disclosure. The fair value of such securities is estimated if and when there are indications that the investment may be impaired.

Non-marketable securities amounted to ¥ 399 million and ¥ 387 million ($ 4,719 thousand) as of March 31, 2011 and 2012, respectively.

(d) Long-term Indebtedness

The fair value of long-term indebtedness is a present value of future cash flows associated with each instrument discounted using Makita’s current borrowing rates for similar debt instruments of comparable maturities.

(e) Derivatives

The fair values of other derivative financial instruments, foreign currency contracts and currency option contracts, all of which are used for hedging purposes, are estimated by obtaining quotes and other relevant information from brokers.

The estimated fair value of the financial instruments was as follows:

	Yen in millions				U.S. Dollars in thousands
	2011		2012		2012
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Fair Value Levels
Short-term investments (see Note 16)	¥33,555	¥33,555	¥25,125	¥25,122	$306,402	$306,365	1 or 2
Investments (see Note 16)	16,670	16,630	18,767	18,764	228,866	228,829	1 or 2
Long-term time deposits	11	11	15	15	183	183	2
Long-term indebtedness including current maturities	(549)	(550)	(28)	(28)	(341)	(341)	2
Foreign currency contracts:
Assets (see Note 16)	45	45	129	129	1,573	1,573	2
Liabilities (see Note 16)	¥(433)	¥(433)	¥(281)	¥(281)	$(3,427)	$(3,427)	2

(f) Limitation

The fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments.

These estimates are subjective in nature and involve uncertainties and are matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.